Submission	Oct. 13, 2026
Submission [Line Items]
Central Index Key	0000105016
Registrant Name	WATSCO INC
Registration File Number	333-282975
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES